Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period EndDate	Dec. 31, 2014
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Feb. 26, 2016
Document Effective Date	Feb. 29, 2016
Prospectus Date	May 01, 2015
Eaton Vance Stock Fund | Class A
Risk/Return:
Trading Symbol	EAERX
Eaton Vance Stock Fund | Class C
Risk/Return:
Trading Symbol	ECERX
Eaton Vance Stock Fund | Class I
Risk/Return:
Trading Symbol	EIERX